9. Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Composition of deposits
	2016	2015

Non-interest bearing demand	$134,488	$129,634
Interest bearing demand	124,143	119,787
Savings deposits	90,686	89,776
Time deposits, in amounts of $100,000 or more	43,743	49,242
Other time deposits	96,809	106,473

Total deposits	$489,869	$494,912

Scheduled maturities of time deposits
2017	$66,373
2018	24,618
2019	14,388
2020	11,606
2021	8,854
Thereafter	14,713

$140,552